Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Share-based Compensation

20. Share-based Compensation

        On April 1, 2015, April 1, 2016, April 3, 2017 and April 2, 2018, the Partnership granted to its executives Restricted Common Units ("RCUs") and Performance Common Units ("PCUs") in accordance with its 2015 Long-Term Incentive Plan (the "2015 Plan"). On April 3, 2018, 16,999 RCUs and 16,999 PCUs vested under the Partnership's 2015 Plan.

        The details of the aforementioned awards are presented in the following table:

Awards	Number	Grant date	Expiry date	Fair value at grant date
RCUs	16,999	April 1, 2015	n/a	$24.12
PCUs	16,999	April 1, 2015	n/a	$24.12
RCUs	24,925	April 1, 2016	n/a	$16.45
PCUs	24,925	April 1, 2016	n/a	$16.45
RCUs	26,097	April 3, 2017	n/a	$23.85
PCUs	26,097	April 3, 2017	n/a	$23.85
RCUs	24,608	April 2, 2018	n/a	$23.40
PCUs	24,608	April 2, 2018	n/a	$23.40

        The RCUs and PCUs vest three years after the grant dates subject to the recipients' continued service; vesting of the PCUs is also subject to the achievement of certain performance targets in relation to total unitholder return. Specifically, the performance measure is based on the total unitholder return ("TUR") achieved by the Partnership during the performance period, benchmarked against the TUR of a selected group of peer companies. TUR above the 75th percentile of the peer group results in 100% of the award vesting; TUR between the 50th and 75th percentile of the peer group results in 50% of award vesting; TUR below the 50th percentile of the peer group results in none of the award vesting. The holders are entitled to cash distributions that are accrued and settled on vesting.

        The awards are settled in cash or in common units at the sole discretion of the board of directors or such committee as may be designated by the board to administer the 2015 Plan. These awards have been treated as equity settled because the Partnership has no present obligation to settle them in cash.

Fair value

        The fair value per common unit of the RCUs and PCUs in accordance with the 2015 Plan was determined by using the grant date closing price of $24.12 for the 2015 grant, $16.45 for the 2016 grant, $23.85 for the 2017 grant and $23.40 for the 2018 grant and was not further adjusted since the holders are entitled to cash distributions.

Movement in RCUs and PCUs during the year

        The summary of RCUs and PCUs is presented below:

	Number of awards	Weighted average contractual life	Aggregate fair value
RCUs
Outstanding as of January 1, 2017	41,924	1.84	820
Granted during the year	26,097	—	622
Forfeited during the year	(546)		(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429

Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)

Outstanding as of December 31, 2018	75,084	1.25	1,595

PCUs
Outstanding as of January 1, 2017	41,924	1.84	820

Granted during the year	26,097	—	622
Forfeited during the year	(546)		(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429

Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)

Outstanding as of December 31, 2018	75,084	1.25	1,595

        The total expense recognized in respect of share-based compensation for the year ended December 31, 2018 is $1,034 ($850 for the year ended December 31, 2017; $480 for the year ended December 31, 2016). The total accrued cash distribution as of December 31, 2018 is $542 (December 31, 2017: $428).